Stock-Based Compensation (Tables)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Options Activity	Total stock options activity for the three months ended March 31, 2025 is summarized as follows:
	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2024	104,823	$27.61
Expired	-	-
Outstanding at March 31, 2025	104,823	27.61
Options exercisable at March 31, 2025	104,823	$27.61
Options expected to vest	—	$—
Activity in the Old Nukk Plan for the three months ended December 31, 2024 and the years ended September 30, 2024 and 2023 is summarized as follows:
	Number of Options	Weighted Average Exercise Price
Outstanding at September 30, 2022	20,896	$187.87
Expired	(5,358)	(186.67)
Outstanding at September 30, 2023 and 2024	15,538	188.28
Forfeited	(10,715)	(25.2)
Outstanding at December 31, 2024	4,823	(550.60)
Options exercisable at December 31, 2024	4,823	$550.60
Options expected to vest	—	$—